Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Schedule of Significant Acquisitions
At June 30, 2015, the Company’s operating fleet consisted of 14 dry bulk vessels. The carrying amount of these vessels is as follows:

	June 30,	December 31,
Vessel	2015	2014
	(unaudited)
m/v BULK PANGAEA	$20,368,405	$21,176,498
m/v BULK CAJUN (1)	—	4,523,804
m/v BULK DISCOVERY (1)	3,486,254	3,741,375
m/v BULK PATRIOT	14,361,607	14,988,585
m/v BULK JULIANA	13,615,793	14,023,118
m/v NORDIC ODYSSEY	28,539,097	29,125,309
m/v NORDIC ORION	29,057,542	29,627,397
m/v BULK TRIDENT	16,063,979	16,430,154
m/v BULK BEOTHUK	12,940,876	13,228,238
m/v BULK NEWPORT	14,421,584	14,733,879
m/v NORDIC BARENTS	6,691,807	7,000,000
m/v NORDIC BOTHNIA	6,685,204	7,000,000
m/v NORDIC OSHIMA	33,132,711	33,615,314
m/v NORDIC OLYMPIC (2)	33,359,775	—
m/v NORDIC ODIN (2)	33,555,872	—
	266,280,506	209,213,671
Other fixed assets, net	2,919,635	2,977,746
Less: vessel held for sale (1)	$(3,486,254)	$(4,523,804)
Total fixed assets, net	$265,713,887	$207,667,613

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